SHARE-BASED PAYMENTS - Schedule of Share-based Payment Expense (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Expense from share-based payment transactions [abstract]
Equity classified share options, warrants and restricted shares expense	$ 885	$ 171	$ 1,609	$ 341
Liability classified warrants' expense	0	74	0	722
Share-based payment expense	$ 885	$ 245	$ 1,609	$ 1,063